Income taxes (Details 4) - USD ($)		12 Months Ended
		Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Disclosure Of Income Tax Explanatory [Abstract]
Profit (loss) before tax		$ (113,537,062)	$ 36,108,371	$ 37,810,922
Reconciliation of changes in deferred tax liability (asset) [abstract]
Taxes at domestic rate of British Virgin Island	[1]	0	0	0
Taxes in India at domestic statutory rate - (2018: 34.61%, 2017: 34.61% and 2016: 33.99% )		48,495,989	3,522,732	2,472,816
Impact of change in tax rate		0	0	110,689
Non-deductible expenses		(24,707)	14,710	155,095
Tax for earlier years		0	0	(205,454)
Others		(68,412,580)	1,059,526	2,364,179
Tax expense		$ (19,941,298)	$ 4,596,968	$ 4,897,325

[1]	Profits and income are not statutorily taxable in British Virgin Islands.